Portfolio of investments—March 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.69%
Other: 0.69%
Nuveen AMT Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 0.10% 144Aø	$10,000,000	$ 10,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 0.41% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $20,000,000)		20,000,000

	Interest rate	Maturity date
Municipal obligations: 97.76%
Alabama: 1.26%
Health revenue: 0.19%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	5,395,000	5,535,524
Industrial development revenue: 0.13%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,827,725
Utilities revenue: 0.94%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	2,050,000	2,061,829
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,171,865
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	9,866,774
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	12,150,000	13,365,996
				27,466,464
				36,829,713
Alaska: 0.39%
Health revenue: 0.22%
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,791,893
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,914,980
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,822,802
				6,529,675
Utilities revenue: 0.17%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,786,241
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	3,026,311
				4,812,552
				11,342,227
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arizona: 2.31%
Education revenue: 0.53%
Arizona Board Regents University Arizona System Revenue Refunding Bonds Speed Series C %%	5.00%	8-1-2023	$ 1,000,000	$ 1,103,514
Arizona Board Regents University Arizona System Revenue Refunding Bonds Speed Series C %%	5.00	8-1-2025	600,000	707,669
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,170,000	1,243,749
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	802,478
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	550,000	550,286
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	240,000	242,840
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	940,000	983,138
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,210,000	1,214,612
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,245,000	1,269,325
Pima County AZ IDA Education Revenue Refunding Bonds Facility Edkey Charter 144A	3.50	7-1-2025	2,605,000	2,694,430
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	974,801
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,945,000	2,944,198
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	605,000	640,081
				15,371,121
GO revenue: 0.02%
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	502,779
Health revenue: 0.74%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,100,724
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,206,499
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	2,570,000	2,605,068
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap+0.57%)±	0.61	1-1-2035	5,675,000	5,649,839
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.08	2-1-2025	10,000,000	10,000,000
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,080,000	1,080,321
				21,642,451
Industrial development revenue: 0.45%
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	11,645,000	13,221,035
Miscellaneous revenue: 0.57%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,540,586
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,389,333
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,496,676
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,248,934
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,510,310
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,538,532
				16,724,371
				67,461,757
See accompanying notes to portfolio of investments

2  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.09%
Tax revenue: 0.09%
Fayetteville AR Sales and Use Tax Capital Improvement Refunding Bonds Series A	1.60%	11-1-2035	$ 2,750,000	$ 2,744,985
California: 4.39%
Airport revenue: 0.29%
Port Oakland CA Revenue Refunding Bonds Intermediate Lien Series H	5.00	5-1-2024	3,100,000	3,501,143
San Francisco County CA AMT Series A	5.00	5-1-2027	4,775,000	5,017,678
				8,518,821
Education revenue: 0.04%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	760,000	794,711
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	275,948
				1,070,659
GO revenue: 0.12%
El Cerrito CA Tax and Revenue Anticipation Notes	3.00	7-1-2021	3,510,000	3,528,150
Health revenue: 1.18%
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2026	415,000	475,558
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2027	400,000	464,215
California Statewide CDA Health Facilities Catholic Series D (AGM Insured)€	0.12	7-1-2041	8,700,000	8,700,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured)€	0.16	7-1-2040	8,525,000	8,525,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ)144Aø	0.14	7-1-2044	14,900,000	14,900,000
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	1,250,000	1,295,548
				34,360,321
Housing revenue: 0.25%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	5,500,000	5,711,974
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,471,474	1,705,572
				7,417,546
Industrial development revenue: 0.48%
California Infrastructure and Economic Development Bank Revenue AMT Brightline West Passenger 144A	0.45	1-1-2050	14,000,000	14,001,320
Miscellaneous revenue: 0.79%
Compton CA PFA Lease 144A	4.00	9-1-2022	2,305,000	2,357,456
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2022	300,000	311,762
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2024	310,000	338,159
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured)144A	4.00%	6-1-2026	$ 350,000	$ 393,005
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2036	800,000	916,446
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	18,500,000	18,757,735
				23,074,563
Tax revenue: 1.17%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ)144Aø	0.10	7-11-2040	3,825,000	3,825,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	7-25-2021	28,500,000	28,500,000
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,820,000	1,834,509
				34,159,509
Transportation revenue: 0.07%
Bay Area Toll Authority CA Toll Bridge Revenue Various Sanitary Francisco Bay Area (SIFMA Municipal Swap+0.45%)±	0.50	4-1-2056	2,000,000	2,004,474
				128,135,363
Colorado: 1.18%
Education revenue: 0.35%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,600,000	1,614,428
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	920,000	999,651
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	251,568
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	534,610
Colorado ECFA Windsor Charter Academy	3.88	9-1-2026	1,085,000	1,091,478
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR+0.50%)±	0.58	2-1-2023	5,730,000	5,715,048
				10,206,783
GO revenue: 0.15%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00	12-1-2029	500,000	531,200
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	259,000	260,274
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,164,605
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	755,337
Peak Metropolitan District #1 CO Limited Tax Series A 144A	4.00	12-1-2035	500,000	517,122
Sterling Ranch Community Authority Board CO Supported Revenue Refunding Bonds and Improvement Limited Tax District #2	3.38	12-1-2030	500,000	542,564
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	541,218
				4,312,320
Health revenue: 0.43%
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	3,000,000	3,568,371
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Morgan Stanley Bank LIQ)144Aø	0.12	10-1-2037	9,000,000	9,000,000
				12,568,371
See accompanying notes to portfolio of investments

4  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.06%
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00%	12-31-2024	$ 1,610,000	$ 1,776,185
Tax revenue: 0.16%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,467,673
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,029,399
Pueblo CO Urban Renewal Authority Evraz Project Series A 144A	4.75	12-1-2045	1,000,000	1,063,648
Pueblo CO Urban Renewal Authority Evraz Project Series B 144A¤	0.00	12-1-2025	200,000	161,469
				4,722,189
Transportation revenue: 0.03%
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	800,000	894,812
				34,480,660
Connecticut: 3.13%
Education revenue: 0.22%
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,597,464
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	672,119
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	512,016
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	640,209
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	565,201
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	463,243
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	1,119,789
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	149,069
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	603,878
				6,322,988
GO revenue: 0.33%
Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,456,254
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,740,894
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,999,658
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,719,424
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,790,740
				9,706,970
Health revenue: 0.35%
Connecticut HEFA Revenue Hartford Healthcare Series B2	5.00	7-1-2053	7,800,000	9,557,693
Connecticut HEFA Revenue Temps 50 Mclean Series B2 144A	2.75	1-1-2026	650,000	655,288
				10,212,981
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.84%
Connecticut Housing Finance Authority Housing Mortgage Finance Program Subordinated Bond Series A-3 (Barclays Bank plc SPA)ø	0.05%	5-15-2050	$14,850,000	$ 14,850,000
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	9,635,000	9,748,314
				24,598,314
Tax revenue: 1.39%
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	16,280,000	19,142,166
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,787,572
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,308,505
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,259,737
				40,497,980
				91,339,233
Delaware: 0.05%
Education revenue: 0.05%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,485,000	1,616,522
District of Columbia: 0.78%
Education revenue: 0.08%
District of Columbia Revenue Two Rivers Public Charter School Incorporate	3.00	6-1-2030	1,100,000	1,130,147
District of Columbia Revenue Two Rivers Public Charter School Incorporate	4.00	6-1-2030	1,000,000	1,113,532
				2,243,679
Housing revenue: 0.56%
District of Columbia HFA MFHR 1550 First Street Project	1.46	6-1-2039	16,100,000	16,292,719
Water & sewer revenue: 0.14%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	4,000,000	4,156,897
				22,693,295
Florida: 2.26%
Airport revenue: 0.64%
Broward County FL Port Facilities Revenue Refunding Bonds Series C	5.00	9-1-2027	2,330,000	2,834,170
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2029	11,000,000	12,560,515
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,555,650
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,684,819
				18,635,154
Education revenue: 0.30%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,180,000	1,240,109
See accompanying notes to portfolio of investments

6  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00%	6-15-2029	$ 2,410,000	$ 2,544,050
Capital Trust Agency FL Educational Facilities Revenue Imagine School at Land O' Lakes 144A	3.00	12-15-2029	420,000	423,519
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated 144A	4.00	9-15-2030	470,000	502,467
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	784,361
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,287,716
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,243,743
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	700,000	737,382
				8,763,347
Health revenue: 0.30%
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,621,060
Palm Beach County FL HFA Revenue Toby and Leon Cooperman Sinai	2.63	6-1-2025	4,000,000	4,036,908
				8,657,968
Housing revenue: 0.14%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,273,871
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,393,449
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,303,185
				3,970,505
Industrial development revenue: 0.10%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	859,285
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,157,121
				3,016,406
Miscellaneous revenue: 0.11%
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	1,370,000	1,449,943
Florida Village Community Development District #12 Special Assessment Bonds Series 2016	2.88	5-1-2021	325,000	325,387
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	380,000	386,693
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	1,000,000	1,137,710
				3,299,733
Resource recovery revenue: 0.12%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,627,846
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.06%
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00%	10-1-2027	$ 950,000	$ 1,186,151
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	584,132
				1,770,283
Water & sewer revenue: 0.49%
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,403,172
				66,144,414
Georgia: 4.35%
Health revenue: 0.36%
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ)144Aø	0.09	8-15-2049	10,520,000	10,520,000
Housing revenue: 0.04%
Northwest Georgia Housing Authority MFHR Charles Hight Apartments Project (FHA Insured)	1.54	8-1-2022	1,000,000	1,004,096
Industrial development revenue: 0.19%
George L Smith II Georgia Congress Center Authority Convention Center Hotel Series B 144A%%	3.63	1-1-2031	2,000,000	2,044,124
George L Smith II Georgia Congress Center Authority Convention Center Hotel Series B 144A%%	5.00	1-1-2036	1,750,000	1,952,569
George L Smith II Georgia Congress Center Authority Convention Center Hotel Series B 144A%%	5.00	1-1-2054	1,500,000	1,635,233
				5,631,926
Transportation revenue: 0.08%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	2,500,000	2,273,279
Utilities revenue: 3.68%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	1.50	1-1-2038	2,500,000	2,549,331
Bartow County GA Development Authority Georgia Power Company Plant Bowen Project	1.55	8-1-2043	6,500,000	6,605,776
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,500,000	4,693,762
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,555,689
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,255,974
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,596,079
Burke County GA Development Authority Pollution Control Revenue Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,614,610
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2023	625,000	679,145
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2024	350,000	394,726
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2025	400,000	465,571
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2026	600,000	718,914
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2027	700,000	858,597
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2028	850,000	1,065,599
See accompanying notes to portfolio of investments

8  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Dalton GA Utilities Revenue Combined Bonds	5.00%	3-1-2029	$ 1,000,000	$ 1,277,276
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2030	1,100,000	1,422,764
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2031	1,000,000	1,286,072
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2032	1,000,000	1,280,558
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,129,357
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	14,485,000	15,742,818
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,500,000	12,101,356
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,850,747
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.82	4-1-2048	4,700,000	4,725,285
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,289,299
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,233,212
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	366,301
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	498,280
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	501,106
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,242,040
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,136,457
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,404,152
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,582,038
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,439,404
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,282,639
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,723,426
				107,568,360
				126,997,661
Guam: 0.07%
Miscellaneous revenue: 0.07%
Guam Government Department Education Certificates Participation Refunding Bonds John F Kennedy High School	3.63	2-1-2025	750,000	777,165
Guam Government Department Education Certificates Participation Refunding Bonds John F Kennedy High School	4.25	2-1-2030	1,355,000	1,424,996
				2,202,161
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.34%
Airport revenue: 0.04%
Hawaii State Airports System Revenue Unrefunded Balance Refunding Bonds AMT	5.00%	7-1-2024	$ 445,000	$ 451,926
Hawaii State Airports System Revenue Unrefunded Balance Refunding Bonds AMT	5.00	7-1-2024	555,000	561,235
				1,013,161
Health revenue: 0.30%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap+0.45%)±	0.49	7-1-2039	8,815,000	8,815,000
				9,828,161
Illinois: 18.19%
Airport revenue: 1.87%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	4,268,512
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,839,728
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,175,000	5,749,371
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,284,099
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,447,181
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,790,213
Chicago IL O'Hare International Airport Passenger Facility Charge	4.00	1-1-2029	10,955,000	11,203,863
Chicago IL O'Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	719,141
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,897,753
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,000,000	11,515,946
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	1,700,000	1,963,828
				54,679,635
Education revenue: 0.61%
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series C	5.00	8-1-2028	1,860,000	2,192,072
Illinois Finance Authority Revenue University Chicago Series A %%	5.00	10-1-2031	4,000,000	5,304,733
Illinois Finance Authority Revenue University Chicago Series A %%	5.00	10-1-2032	3,750,000	5,015,738
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bonds	4.00	4-1-2030	5,000,000	5,292,259
				17,804,802
GO revenue: 6.96%
Bensenville IL Series B (AGM Insured)	5.00	12-30-2025	435,000	450,713
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,334,277
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,598,497
See accompanying notes to portfolio of investments

10  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Board of Education Dedicated Revenues Series A	5.00%	12-1-2031	$ 2,500,000	$ 3,089,991
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2032	2,875,000	3,537,905
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2033	3,400,000	4,166,208
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,439,227
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2024	14,800,000	14,249,558
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2027	7,720,000	6,912,453
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	412,619
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	858,620
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	611,678
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	715,521
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,031,548
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,073,275
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	455,978
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,696,897
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,261,098
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,822,489
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,319,094
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,434,092
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2022	1,490,000	1,542,889
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2023	765,000	828,147
Chicago IL Refunding Bonds Project Series B	5.13	1-1-2027	1,700,000	1,914,955
Chicago IL Refunding Bonds Project Series B	5.50	1-1-2032	1,145,000	1,288,432
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,259,232
Chicago IL Series A	5.00	1-1-2027	4,045,000	4,410,284
Chicago IL Series A	5.00	1-1-2027	8,000,000	9,438,202
Chicago IL Series A	5.00	1-1-2028	6,125,000	7,352,055
Chicago IL Series C	5.00	1-1-2026	970,000	1,121,559
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2022	760,000	782,771
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	1,735,000	1,848,693
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	3,061,335
Cook County IL Refunding Bonds Series A	5.00	11-15-2028	2,300,000	2,935,890
Cook County IL Refunding Bonds Series A	5.00	11-15-2031	3,650,000	4,740,204
Cook County IL School District #123 Oak Lawn CAB (National Insured)¤	0.00	12-1-2021	1,090,000	1,084,616
Cook County IL School District #153 Homewood Series A (AGM Insured)¤	0.00	12-15-2023	1,225,000	1,197,219
Cook County IL School District #227 Rich Township Refunding Bonds Series 2015	3.00	12-1-2024	965,000	1,038,871
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,638,536
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,605,135
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,839,824
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2022	1,000,000	1,070,990
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,143,302
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,173,001
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,316,204
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,682,726
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,684,706
Cook County IL Series A (AGM Insured)	5.25	11-15-2022	1,000,000	1,030,825
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00%	3-1-2024	$ 1,405,000	$ 1,528,703
DeKalb & Kane Counties IL Community (AGM Insured)¤	0.00	1-1-2024	2,345,000	2,316,940
DeKalb & Kane Counties IL Community (AGM Insured)¤	0.00	1-1-2024	2,830,000	2,748,585
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured)¤	0.00	1-1-2024	455,000	449,556
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,245,374
Illinois	5.00	11-1-2025	5,000,000	5,813,423
Illinois Land Refunding Bonds Series A	5.00	10-1-2026	3,000,000	3,552,649
Illinois Series 2012	5.00	3-1-2028	6,465,000	6,671,592
Illinois Series A	5.00	4-1-2023	3,500,000	3,790,575
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,744,709
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,147,662
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,425,095
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,871,810
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,627,543
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,174,583
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	1,108,877
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	2,500,000	2,903,697
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2021	1,015,000	1,046,906
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,140,681
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,158,303
Will County IL	4.00	11-15-2035	2,490,000	2,809,913
Will County IL Lincoln-Way Community High School District #210 Refunded Bond (AGM Insured)	4.00	1-1-2022	600,000	614,621
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	8,093,435
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured)¤	0.00	1-1-2025	14,385,000	13,674,187
Will County IL School District #114 Manhattan CAB Series C (National Insured)¤	0.00	12-1-2021	1,055,000	1,049,309
				203,211,069
Health revenue: 0.24%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,029,990
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,371,271
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	401,029
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	444,494
See accompanying notes to portfolio of investments

12  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Illinois Finance Authority Revenue Bonds Series 2014	5.00%	8-1-2038	$ 1,520,000	$ 1,750,516
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	130,000	129,059
				7,126,359
Housing revenue: 0.04%
Illinois Housing Development Authority Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	1,053,737
Miscellaneous revenue: 1.60%
Brookfield IL Revenue Adjusted Brookfield Zoo Project (Northern Trust Company LOC)ø	0.05	6-1-2038	1,430,000	1,430,000
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2026	2,000,000	2,353,376
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2027	1,625,000	1,945,203
Chicago IL Transit Authority Capital Grant Receipts Refunding Bonds Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,485,367
Illinois	5.50	7-1-2033	4,000,000	4,299,986
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	2,000,000	2,337,214
Illinois Series 2012	5.00	8-1-2021	5,620,000	5,700,862
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,332,263
Illinois Series 2017D	5.00	11-1-2022	1,805,000	1,924,079
Illinois Series A	5.00	11-1-2023	8,955,000	9,889,603
Illinois Series A	5.00	12-1-2035	650,000	753,797
Illinois Series D	5.00	11-1-2021	6,080,000	6,233,628
				46,685,378
Tax revenue: 5.32%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,838,575
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,503,164
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,635,551
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,060,235
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,707,723
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,003,763
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,261,380
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2029	675,000	876,796
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2030	1,775,000	2,342,586
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,959,494
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2032	1,315,000	1,721,907
Illinois Junior Obligation	5.00	6-15-2025	9,025,000	9,796,208
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,416,927
Illinois Regional Transportation Authority Series B-RMKT øø	0.55	6-1-2025	8,580,000	8,580,000
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	595,926
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,365,000	10,054,139
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,864,299
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,882,942
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,506,741
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	4,073,454
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2022	3,795,000	3,742,647
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00%	6-15-2026	$ 1,740,000	$ 1,569,253
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,533,420
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,463,780
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2024	4,135,000	4,569,552
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,192,333
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2029	1,750,000	1,456,039
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured)¤	0.00	12-15-2022	1,390,000	1,370,174
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	19,919,443
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)¤	0.00	12-15-2023	20,000	19,733
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	236,317
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)¤	0.00	12-15-2023	1,105,000	1,074,740
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	819,614
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,162,923
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,680,031
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	6,489,557
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,207,978
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	826,758
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	869,350
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	905,361
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	949,203
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ)144Aø	0.19	1-1-2035	1,820,000	1,820,000
				155,560,016
Tobacco revenue: 0.67%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	19,716,120
Transportation revenue: 0.53%
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds Series B	5.00	1-1-2029	11,990,000	15,392,225
Water & sewer revenue: 0.35%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,825,739
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	3,122,302
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,274,694
				10,222,735
				531,452,076
Indiana: 1.96%
Health revenue: 0.01%
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	150,000	150,527
See accompanying notes to portfolio of investments

14  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.24%
Hobart Industry MFHR A Safe Haven Veterans Apartments øø	0.75%	9-1-2022	$ 7,100,000	$ 7,115,907
Miscellaneous revenue: 1.53%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	696,269
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	584,287
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	7,105,247
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	8,320,922
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	8,052,979
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,137,831
Purdue University Industry Certificates Participation Adjusted Series A ø	0.08	7-1-2035	17,845,000	17,845,000
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	910,000	916,044
				44,658,579
Utilities revenue: 0.18%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolisland Power and Light	0.75	12-1-2038	3,000,000	2,957,353
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolisland Power and Light	4.00	7-1-2030	210,000	228,700
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project	3.00	11-1-2030	2,000,000	2,071,771
				5,257,824
				57,182,837
Iowa: 1.15%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,525,474
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,460,486
				2,985,960
GO revenue: 0.32%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,966,984
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	415,828
				9,382,812
Health revenue: 0.05%
Iowa Finance Authority Revenue Bonds Lifespace Commnunities Incorporated Series A2	2.88	5-15-2049	1,500,000	1,514,856
Industrial development revenue: 0.34%
Iowa Finance Authority Midwestern EDA CJ Bio-America Incorporated Project (Korea Development Bank LOC)ø	0.10	4-1-2022	10,000,000	10,000,000
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.27%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00%	9-1-2049	$ 6,500,000	$ 7,834,000
Water & sewer revenue: 0.07%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,887,690
				33,605,318
Kansas: 0.53%
Health revenue: 0.08%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,170,769
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2028	1,220,000	1,305,721
				2,476,490
Housing revenue: 0.17%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,017,694
Tax revenue: 0.28%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	605,000	609,069
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	24,725,000	7,540,089
				8,149,158
				15,643,342
Kentucky: 2.73%
Education revenue: 0.11%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	3,080,000	3,130,601
Health revenue: 0.30%
Kentucky Economic Development Finance Authority Health System Revenue Norton Healthcare Incorporate Series B (National Insured)¤	0.00	10-1-2026	3,000,000	2,728,756
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,523,050
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured)¤	0.00	10-1-2022	1,000,000	986,281
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,654,784
				8,892,871
Industrial development revenue: 0.39%
Boone Country KY Pollution Control Revenue Various Refunding Bonds Duke Energy (Sumitomo Mitsui Banking Corporation LOC)ø	0.09	8-1-2027	11,295,000	11,295,000
See accompanying notes to portfolio of investments

16  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.93%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00%	12-1-2049	$ 3,755,000	$ 4,228,997
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	16,292,011
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,605,000	5,181,826
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	17,150,000	20,101,150
Trimble County KY Pollution Control Revenue Louisville Gas and Electric Project	1.35	11-1-2027	5,500,000	5,475,452
Trimble County KY Pollution Control Revenue Refunding Bonds Louisville Gas and Electric Company	1.30	9-1-2044	5,250,000	5,194,190
				56,473,626
				79,792,098
Louisiana: 1.35%
Airport revenue: 0.18%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,147,215
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,540,520
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,454,683
				5,142,418
Education revenue: 0.21%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25	10-1-2025	2,815,000	2,855,757
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	1,950,000	1,932,896
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,455,134
				6,243,787
Industrial development revenue: 0.54%
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project	2.38	6-1-2037	8,330,000	8,665,882
St. John the Baptist Parish LA Series A	2.20	6-1-2037	7,000,000	7,220,883
				15,886,765
Miscellaneous revenue: 0.05%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,440,000	1,451,419
Water & sewer revenue: 0.37%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	3,500,000	3,542,936
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	264,886
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2021	550,000	560,217
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	527,432
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00%	9-1-2025	$ 510,000	$ 603,351
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	417,778
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	732,610
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2028	400,000	497,433
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2029	600,000	758,544
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2030	600,000	769,880
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2031	1,520,000	1,991,100
				10,666,167
				39,390,556
Maine: 0.03%
Health revenue: 0.03%
Maine Health & HEFAR Series A	5.00	7-1-2027	750,000	929,042
Maryland: 2.15%
Education revenue: 0.14%
Maryland Health and Higher Educational Facilities Authority Revenue Stevenson University Series A	5.00	6-1-2029	300,000	372,518
Maryland Health and Higher Educational Facilities Authority Revenue Stevenson University Series A	5.00	6-1-2031	350,000	442,241
Maryland Health and Higher Educational Facilities Authority Revenue Stevenson University Series A	5.00	6-1-2033	425,000	533,809
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,100,000	1,125,845
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,425,221
				3,899,634
GO revenue: 0.48%
Prince George's County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	14,106,727
Health revenue: 0.07%
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2026	495,000	557,148
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2027	430,000	493,446
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2028	300,000	348,779
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2029	290,000	341,341
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2030	285,000	338,841
				2,079,555
Housing revenue: 1.11%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	5,000,000	5,000,000
See accompanying notes to portfolio of investments

18  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01%	11-1-2021	$18,500,000	$ 18,685,320
Maryland State Administration Department of Housing & Community Development Park View at Taylor Series D	2.45	4-1-2021	8,820,000	8,820,000
				32,505,320
Tax revenue: 0.35%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,121,447
				62,712,683
Massachusetts: 4.00%
Airport revenue: 0.37%
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2031	1,000,000	1,325,606
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2032	1,500,000	1,979,029
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2033	3,000,000	3,939,609
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2034	2,615,000	3,420,205
				10,664,449
Education revenue: 1.34%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	320,000	333,109
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	549,563
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	27,404,072
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	820,000	868,149
Massachusetts Educational Financing Authority AMT Issue I Series B	5.70	1-1-2031	1,015,000	1,026,259
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2026	1,000,000	1,197,240
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2027	1,500,000	1,823,679
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2028	1,250,000	1,543,217
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2029	1,400,000	1,748,877
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,709,324
				39,203,489
Health revenue: 0.69%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	850,000	874,616
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap+0.50%)±	0.55	7-1-2038	14,870,000	14,891,517
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	173,093
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	187,219
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	206,807
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	356,870
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	382,549
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00%	7-15-2031	$ 350,000	$ 413,116
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	470,116
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ)144Aø	0.09	10-1-2045	2,245,000	2,245,000
				20,200,903
Miscellaneous revenue: 1.28%
Massachusetts Series A (3 Month LIBOR+0.55%)±	0.69	11-1-2025	15,800,000	15,809,060
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	10,825,591
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	10,825,591
				37,460,242
Tax revenue: 0.32%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,327,197
				116,856,280
Michigan: 2.64%
Airport revenue: 0.04%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,003,426
Education revenue: 0.12%
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2026	840,000	902,221
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2027	585,000	627,189
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2028	535,000	573,122
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2029	590,000	631,064
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2030	400,000	427,045
Michigan Finance Authority Limited Obligation Revenue Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	295,000	300,743
				3,461,384
GO revenue: 0.31%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,204,173
Detroit MI	5.00	4-1-2021	875,000	875,000
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,605,624
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,003,382
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	640,464
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,470,008
See accompanying notes to portfolio of investments

20  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00%	5-1-2024	$ 1,025,000	$ 1,127,872
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,126,480
				9,053,003
Health revenue: 0.52%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88	5-15-2026	1,520,000	1,530,513
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,472,045
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (AGM Insured, JPMorgan Chase & Company SPA)ø	0.07	1-1-2032	8,260,000	8,260,000
				15,262,558
Housing revenue: 0.30%
Michigan Housing Development Authority Series E (3 Month LIBOR+1.00%)±	1.17	4-1-2042	8,825,000	8,829,628
Miscellaneous revenue: 0.54%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	503,172
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	510,915
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,582,021
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	5,685,000	5,911,726
Michigan Finance Authority Revenue Taxable Detroit Financial Recovery	4.60	10-1-2022	650,000	664,046
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,082,051
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,937,628
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,375,000	1,377,314
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,265,000	1,267,694
				15,836,567
Tax revenue: 0.11%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,255,727
Water & sewer revenue: 0.70%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,058,329
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,417,876
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,116,658
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,859,228
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,207,439
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00%	7-1-2022	$ 2,080,000	$ 2,201,325
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,040,223
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,426,692
				20,327,770
				77,030,063
Minnesota: 0.37%
Education revenue: 0.17%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	273,018
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	944,786
Minnesota State HEFAR Refunding Bonds Saint Catherine University Series A	5.00	10-1-2024	545,000	619,091
Minnesota State HEFAR Refunding Bonds Saint Catherine University Series A	5.00	10-1-2027	1,035,000	1,264,544
Minnesota State HEFAR Refunding Bonds Saint Catherine University Series A	5.00	10-1-2029	660,000	813,547
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,111,869
				5,026,855
Health revenue: 0.20%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,900,049
				10,926,904
Mississippi: 0.28%
Health revenue: 0.28%
Mississippi Hospital Equipment and Facilities Authority Revenue North Mississippi Health Services Series LI	5.00	10-1-2040	3,930,000	4,681,465
Mississippi Hospital Equipment and Facilities Authority Revenue Refunding Bonds Baptist Memorial Health Care	5.00	9-1-2044	3,000,000	3,431,870
				8,113,335
Missouri: 2.18%
Airport revenue: 0.22%
Kansas City MO Airport Revenue Refunding Bonds AMT General Improvement Series A	5.25	9-1-2025	6,390,000	6,521,005
Education revenue: 0.33%
Missouri State HEFAR University Health Science	5.00	10-1-2026	925,000	1,109,327
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,191,237
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,270,596
Missouri State HEFAR Webster University Project	5.00	4-1-2022	775,000	803,239
Missouri State HEFAR Webster University Project	5.00	4-1-2023	1,050,000	1,123,843
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	3,105,689
See accompanying notes to portfolio of investments

22  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Missouri State HEFAR Webster University Project	5.00%	4-1-2025	$ 350,000	$ 395,373
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	575,758
				9,575,062
Health revenue: 0.95%
Missouri State HEFAR BJC Health System Series C %%	5.00	5-1-2052	15,000,000	18,995,270
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.10	9-1-2039	8,700,000	8,700,000
				27,695,270
Miscellaneous revenue: 0.44%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,058,983
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	357,658
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	773,561
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,733,911
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,495,950
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	995,982
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,066,452
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,106,974
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,248,721
				12,838,192
Tax revenue: 0.14%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	515,000	521,349
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.00	10-1-2027	600,000	581,807
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.63	10-1-2033	700,000	663,486
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	2.00	10-1-2039	750,000	695,047
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	265,000	266,357
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,195,000	1,195,048
				3,923,094
Water & sewer revenue: 0.10%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	871,891
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	945,172
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	868,370
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	349,709
				3,035,142
				63,587,765
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.57%
Utilities revenue: 0.57%
Central Plains Energy Nebraska Gas Project #3	5.00%	9-1-2025	$ 3,290,000	$ 3,857,864
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,505,877
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,226,675
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	6,355,000	7,214,157
				16,804,573
Nevada: 0.39%
Industrial development revenue: 0.34%
Director of the State of Nevada Department Business and Industry AMT Brightline West Passenger 144A	0.50	1-1-2050	10,000,000	10,002,135
Tax revenue: 0.05%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bonds Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,315,000	1,327,004
				11,329,139
New Hampshire: 0.32%
Health revenue: 0.22%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,415,491
Housing revenue: 0.10%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,461,239	2,852,455
				9,267,946
New Jersey: 4.24%
Airport revenue: 0.50%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	3,157,292
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,500,531
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	2,008,682
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2027	1,000,000	1,191,258
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2028	500,000	604,940
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,632,117
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,767,580
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,938,536
				14,800,936
Education revenue: 0.18%
New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00	12-1-2021	2,250,000	2,319,093
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	2,901,254
				5,220,347
GO revenue: 0.15%
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)%%	4.00	4-1-2027	400,000	462,152
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)%%	4.00	4-1-2029	400,000	471,100
See accompanying notes to portfolio of investments

24  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)%%	4.00%	4-1-2031	$ 350,000	$ 402,993
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)%%	4.00	4-1-2033	300,000	342,733
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)%%	4.00	4-1-2034	260,000	295,731
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	2,000,000	2,411,065
				4,385,774
Industrial development revenue: 0.10%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	330,000	295,872
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	909,909
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	1,520,000	1,637,608
				2,843,389
Miscellaneous revenue: 0.76%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	5,620,000	5,668,307
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.38	7-1-2030	9,705,000	10,189,374
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,790,693
New Jersey EDA School Facilities Construction Refunding Bonds Project Series I (SIFMA Municipal Swap+1.25%)±	1.30	9-1-2025	4,500,000	4,488,979
				22,137,353
Tax revenue: 0.59%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2032	3,000,000	3,688,045
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	720,000	722,202
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,183,975
New Jersey State TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,859,926
New Jersey TTFA Transportation Program Series AA	4.00	6-15-2035	2,000,000	2,296,666
New Jersey TTFA Transportation Program Series AA	5.00	6-15-2035	2,000,000	2,499,835
				17,250,649
Transportation revenue: 1.28%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	10,990,396
New Jersey TTFA CAB Transportation System Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,256,689
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	4,860,469
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,189,140
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,812,652
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,423,067
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,127,853
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,794,861
				37,455,127
Unknown Revenue Source: 0.41%
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2030	1,000,000	1,273,084
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Unknown Revenue Source (continued)
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00%	6-15-2031	$ 500,000	$ 637,724
New Jersey EDA School Facilities Construction Refunding Bonds (SIFMA Municipal Swap+1.60%)±	1.65	3-1-2028	10,000,000	10,022,467
				11,933,275
Water & sewer revenue: 0.27%
New Jersey EDA	2.20	10-1-2039	5,500,000	5,760,807
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT New Jersey American Water Company Incorporated	1.10	11-1-2029	2,075,000	2,060,300
				7,821,107
				123,847,957
New Mexico: 0.30%
Utilities revenue: 0.30%
Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.14	6-1-2040	1,000,000	1,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	6,660,000	7,773,759
				8,773,759
New York: 7.80%
Airport revenue: 1.41%
New York Transportation Development Corporation Special Refunding Bonds Terminal One Group Association	5.00	1-1-2022	3,000,000	3,098,810
Port Authority New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	569,750
Port Authority of New York & New Jersey Consolidated Bonds 172 Series	5.00	10-1-2027	5,000,000	5,226,427
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00	9-1-2028	5,000,000	5,689,372
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	21,380,000	26,575,133
				41,159,492
Education revenue: 0.27%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	410,000	417,018
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	3,195,227
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,703,065
Hempstead Town NY Local Development Corporation Education Revenue Academy Charter School Project Series A	4.76	2-1-2027	970,000	1,054,090
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds Academy Charter School Project	4.76	2-1-2027	210,000	223,485
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured)	2.25	10-1-2029	1,330,000	1,347,319
				7,940,204
See accompanying notes to portfolio of investments

26  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.28%
New York NY Various Fiscal 2021 Series 2 ø	0.21%	4-1-2042	$ 7,000,000	$ 7,000,000
Poughkeepsie City NY Refunding Bonds Public Improvement %%	4.00	4-15-2029	245,000	268,803
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	340,000	375,264
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2025	235,000	263,447
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2031	600,000	665,862
Suffolk County NY Tax Anticipation Notes Series I	2.00	7-22-2021	13,500,000	13,572,747
Suffolk County NY Tax Anticipation Notes Series I	3.00	9-24-2021	15,000,000	15,192,873
				37,338,996
Health revenue: 0.42%
Huntington NY Local Development Corporation Revenue Gurwin Independent Housing Incorporated	3.00	7-1-2025	1,725,000	1,726,999
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group	5.00	5-1-2048	6,000,000	7,128,362
New York Dormitory Authority Revenues Non-State Supported Debit Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,714,437
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,749,764
				12,319,562
Industrial development revenue: 0.95%
New York Liberty Development Corporation Refunding Bonds	2.80	9-15-2069	2,000,000	1,976,360
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	2.50	10-31-2031	750,000	762,771
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	4.00	10-31-2034	500,000	578,881
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	10-1-2035	9,250,000	11,498,064
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	12,883,322
				27,699,398
Miscellaneous revenue: 0.01%
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured)144A	4.50	7-1-2022	222,342	225,632
Resource recovery revenue: 0.07%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporate Project	2.75	9-1-2050	2,000,000	2,058,804
Tax revenue: 0.36%
New York City Transitional Future Tax Secured Subordinated Series E	5.00	2-1-2031	10,000,000	10,389,310
Transportation revenue: 2.93%
New York Metropolitan Transportacion Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap+0.43%)±	0.48	11-1-2031	20,000,000	19,566,112
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series C-2	5.00	9-1-2021	10,560,000	10,745,238
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority Revenue Bond Subordinate Series 2012A-2 (Bank of Montreal LOC)ø	0.07%	11-15-2041	$18,000,000	$ 18,000,000
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR+0.65%)±	0.73	11-1-2035	16,445,000	16,438,312
New York Metropolitan Transportation Authority Subordinate Bond Series D1	5.00	9-1-2022	5,000,000	5,298,588
New York Metropolitan Transportation Authority Subordinated Series A-1	5.00	11-15-2048	800,000	914,740
New York Metropolitan Transportation Authority Transportation Subordinated Series C1	5.00	11-15-2024	3,535,000	4,069,025
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.09	11-15-2038	5,625,000	5,625,000
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ)144Aø	0.22	1-1-2053	5,000,000	5,000,000
				85,657,015
Utilities revenue: 0.10%
Long Island NY Power Authority Electric System Revenue General Series B	0.85	9-1-2050	3,000,000	2,993,980
				227,782,393
North Carolina: 0.08%
Health revenue: 0.05%
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes	2.55	9-1-2026	1,575,000	1,581,702
Industrial development revenue: 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	885,324
				2,467,026
North Dakota: 0.58%
GO revenue: 0.42%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,112,818
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,325,602
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,420,880
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,514,429
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,581,873
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,650,511
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,722,432
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,800,953
				12,129,498
See accompanying notes to portfolio of investments

28  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.16%
North Dakota Housing Finance Agency Various Housing Home Mortgage Finance Program (TD Bank NA SPA)ø	0.04%	7-1-2036	$ 4,715,000	$ 4,715,000
				16,844,498
Ohio: 1.67%
Education revenue: 0.10%
Allen County OH Port Authority Economic Development Revenue Refunding Bonds University Northwestern %%	4.00	12-1-2031	710,000	804,414
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,057,673
				2,862,087
Health revenue: 0.62%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,070,969
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,624,741
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	235,000	236,711
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2027	615,000	764,006
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2028	650,000	822,877
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,962,418
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	6,744,446
				18,226,168
Housing revenue: 0.40%
Ohio HFA MFHR Terrace Towers Apartments Project	1.45	6-1-2022	11,525,000	11,615,765
Resource recovery revenue: 0.18%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	5,127,009
Utilities revenue: 0.14%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	4,000,000	4,241,547
Water & sewer revenue: 0.23%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,730,185
				48,802,761
Oklahoma: 0.62%
Education revenue: 0.19%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	1,046,772
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	1,125,491
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,607,649
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2028	715,000	849,628
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	905,400
				5,534,940
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.27%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00%	9-1-2025	$ 350,000	$ 397,303
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	419,823
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,907,531
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	1,010,138
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	996,543
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	2,159,117
				7,890,455
Tax revenue: 0.16%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,756,223
				18,181,618
Oregon: 0.42%
Health revenue: 0.42%
Clackamas County OR Hospital Facility Authority Revenue Senior Living Rose Villa Project	2.75	11-15-2025	500,000	503,265
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West	5.00	3-1-2040	9,500,000	10,802,938
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2025	400,000	470,938
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2026	125,000	151,016
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2027	300,000	370,726
				12,298,883
Other: 0.08%
Miscellaneous revenue: 0.08%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	2,389,491	2,419,458
Pennsylvania: 4.58%
Education revenue: 0.49%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,700,000	1,814,292
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	780,000	792,996
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program øø	2.00	11-1-2035	3,000,000	3,000,000
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,634,928
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,670,787
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,720,000	1,847,993
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	2,630,000	2,798,609
See accompanying notes to portfolio of investments

30  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia PA IDA for Independence Charter School	4.00%	6-15-2029	$ 350,000	$ 375,003
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	400,000	424,450
				14,359,058
GO revenue: 1.13%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	363,948
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,139,321
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	908,868
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,164,758
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,312,548
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,700,185
Laurel Highlands PA School District (BAM Insured)	3.00	2-1-2030	675,000	719,527
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2027	980,000	1,119,923
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,316,718
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,038,396
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,799,826
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,329,350
Scranton PA School District Series A	5.00	6-1-2024	750,000	849,092
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,167,188
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	755,096
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	831,875
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,456,066
				32,972,685
Health revenue: 0.73%
Berks County PA Municipal Authority Tower Health Project Series B2	5.00	2-1-2040	6,000,000	6,535,697
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2026	1,350,000	1,557,465
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2028	1,500,000	1,772,970
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2031	1,120,000	1,358,140
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2032	955,000	1,156,494
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	874,199
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,622,664
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap+0.72%)±	0.77	9-1-2051	3,500,000	3,500,118
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,493,074
Westmoreland County PA Industrial Development Authority Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,439,084
				21,309,905
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.52%
East Hempfield Township Pennsylvania Industrial Development Student Services Incorporate Student Housing	5.00%	7-1-2025	$ 1,330,000	$ 1,358,874
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,495,000	1,650,960
Pennsylvania HFA Special Limited Obligation MFHR Development Episcopal House	1.38	12-1-2022	12,000,000	12,089,008
				15,098,842
Miscellaneous revenue: 0.66%
Butler County PA General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA)ø	0.07	9-1-2027	1,560,000	1,560,000
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	11,885,000	15,321,000
Delaware Valley PA Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	2,260,285
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	174,087
				19,315,372
Resource recovery revenue: 0.48%
Pennsylvania EDFA Solid Waste Disposal Revenue Waste Management Incorporate Project Series A	1.75	8-1-2038	13,500,000	13,959,315
Transportation revenue: 0.32%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	663,140
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	695,857
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	479,457
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	492,966
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	506,126
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	524,417
Pennsylvania State Turnpike Commission (TD Bank NA LOC)ø	0.04	12-1-2039	6,000,000	6,000,000
				9,361,963
Water & sewer revenue: 0.25%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	3,476,360
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap+0.65%)(AGM Insured)±	0.70	9-1-2040	4,000,000	4,008,688
				7,485,048
				133,862,188
See accompanying notes to portfolio of investments

32  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.32%
Water & sewer revenue: 0.32%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00%	7-1-2022	$ 5,000,000	$ 5,144,092
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2023	4,000,000	4,191,290
				9,335,382
Rhode Island: 0.15%
GO revenue: 0.08%
Providence RI Refunding Bonds Series A	5.00	1-15-2022	300,000	310,249
Providence RI Refunding Bonds Series A	5.00	1-15-2023	425,000	457,306
Providence RI Refunding Bonds Series A	5.00	1-15-2024	400,000	445,895
Providence RI Refunding Bonds Series A	5.00	1-15-2025	450,000	516,636
Providence RI Refunding Bonds Series A	5.00	1-15-2026	450,000	529,793
				2,259,879
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,052
Miscellaneous revenue: 0.07%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,021,866
				4,296,797
South Carolina: 0.45%
Education revenue: 0.01%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	425,000	443,537
Health revenue: 0.10%
Greenville Hospital System South Carolina Hospital Refunding Bonds	5.00	5-1-2029	2,725,000	2,855,336
Miscellaneous revenue: 0.16%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	474,222
South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,121,574
				4,595,796
Resource recovery revenue: 0.05%
South Carolina Jobs EDA	8.00	12-6-2029	260,000	234,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	1,324,000
				1,558,000
Utilities revenue: 0.13%
South Carolina Public Service Authority Revenue Refunding Bonds and Improvement Series A	5.00	12-1-2031	2,850,000	3,754,849
				13,207,518
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Dakota: 0.29%
Health revenue: 0.29%
South Dakota HEFA Avera Health Series A	5.00%	7-1-2033	$ 7,675,000	$ 8,593,584
Tennessee: 0.58%
Utilities revenue: 0.58%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,210,000	2,507,277
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,390,000	13,236,287
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,134,589
				16,878,153
Texas: 8.73%
Airport revenue: 1.55%
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,427,261
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	22,604,877
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,125,000	3,443,515
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2023	690,000	763,978
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2024	725,000	831,898
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2027	835,000	1,034,845
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2028	880,000	1,109,506
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2029	920,000	1,171,697
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2030	970,000	1,254,732
Galveston TX Wharves & Terminal Refunding Bonds	4.63	2-1-2024	755,000	755,763
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,909,343
				45,307,415
Education revenue: 0.99%
Alamo TX Community College District Various Financing System	1.70	11-1-2042	1,265,000	1,271,290
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	530,000	532,738
Austin TX Community College District Series A	4.00	2-1-2023	320,000	341,378
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	2,150,000	2,348,982
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,610,000	9,294,510
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,585,480
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	2,410,000	2,534,323
New Hope TX Cultural Education Facilities Finance Corporation Education Revenue Cumberland Academy Series A 144A	4.00	8-15-2030	1,735,000	1,812,607
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	550,000	552,295
See accompanying notes to portfolio of investments

34  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63%	8-15-2025	$ 1,160,000	$ 1,235,037
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2021	1,275,000	1,304,686
				28,813,326
GO revenue: 3.06%
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,760,148
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,332,445
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,417,031
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,889,516
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	11,064,885
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,692,372
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	11,275,000	11,874,501
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	2,055,908
Texas State College Student Loan	4.00	8-1-2032	1,500,000	1,791,699
Texas Transportation Commission Mobility Fund Refunding Bonds Series A	5.00	10-1-2030	40,760,000	47,373,000
				89,251,505
Health revenue: 0.26%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	1,500,000	1,500,702
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,147,446
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,437,756
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,632,505
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	1,000,000	1,006,524
				7,724,933
Housing revenue: 0.13%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	2,032,089
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	310,000
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	903,086
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	565,409
				3,810,584
Miscellaneous revenue: 0.46%
Houston TX Airport System Revenue Refunding Bonds AMT Special Facilities United	5.00	7-1-2027	1,750,000	2,050,813
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00%	9-1-2039	$ 1,775,000	$ 1,801,992
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,895,000	1,923,817
Lower Colorado River Authority Texas Transmission Contract LCRA Transmission Services Corporation	5.00	5-15-2028	1,845,000	2,091,867
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,432,570
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,247,086
				13,548,145
Resource recovery revenue: 0.18%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.10	4-1-2040	5,365,000	5,365,000
Transportation revenue: 1.06%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,267,331
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	539,176
North Texas Thruway Authority Revenue Convertible Capital Appreciation Special PJS System C	6.75	9-1-2045	10,000,000	14,756,269
RBC Municipal Products Incorporated Trust Floaters Series E-145 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.07	9-8-2021	7,000,000	7,000,000
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2030	1,000,000	1,270,021
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2032	1,000,000	1,258,290
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2033	3,000,000	3,762,650
				30,853,737
Utilities revenue: 0.36%
San Antonio TX Electric & Gas Revenue Various Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	4,250,000	4,386,647
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018	2.75	2-1-2048	6,000,000	6,237,488
				10,624,135
Water & sewer revenue: 0.68%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	19,883,192
				255,181,972
Utah: 0.21%
Airport revenue: 0.16%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,247,775
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	3,348,194
				4,595,969
See accompanying notes to portfolio of investments

36  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	3.25%	6-15-2031	$ 540,000	$ 535,813
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,080,000	1,095,357
				1,631,170
				6,227,139
Vermont: 0.20%
Education revenue: 0.13%
Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,815,861
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	579,186
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,312,992
				3,708,039
Housing revenue: 0.07%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA/FNMA/FHLMC Insured)	3.75	11-1-2050	1,815,000	2,017,062
				5,725,101
Virginia: 1.73%
Health revenue: 0.19%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.12	11-1-2035	4,830,000	4,830,000
Roanoke VA Economic Development Authority Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	753,069
				5,583,069
Miscellaneous revenue: 0.24%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	7,000,000	7,080,644
Transportation revenue: 0.98%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	22,271,350
Toll Road Investors Partnership II LP Series 1999B (National Public Finance Guaranty Insured)144A¤	0.00	2-15-2029	10,000,000	6,365,674
				28,637,024
Utilities revenue: 0.32%
Chesapeake VA EDA Poll Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,352,320
Wise County VA IDA Solid Waste and Sewage Disposal Revenue Virginia Electric and Power Company Project Series A	0.75	10-1-2040	5,000,000	4,981,529
				9,333,849
				50,634,586
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  37

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 1.57%
Airport revenue: 0.07%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00%	5-1-2036	$ 1,710,000	$ 2,006,858
GO revenue: 0.21%
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2027	1,120,000	1,408,327
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,931,354
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2029	1,000,000	1,313,461
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,534,350
				6,187,492
Health revenue: 0.91%
Skagit County WA Public Hospital District Refunding Bonds and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,588,572
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap+1.40%)±	1.45	1-1-2035	11,000,000	11,068,581
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	3,000,000	3,568,371
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR+1.10%)±	1.17	1-1-2042	6,150,000	6,174,706
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,004,530
				26,404,760
Housing revenue: 0.38%
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,377,773
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,999,793
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,135,351
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,649,356
				11,162,273
				45,761,383
West Virginia: 0.42%
Education revenue: 0.04%
West Virginia University Revenues Refunding Bonds West Virginia University Projects Series B	5.00	10-1-2041	1,000,000	1,246,137
Miscellaneous revenue: 0.08%
Roane County WV Building Commission Lease BAN Roane General Hospital	2.55	11-1-2021	2,250,000	2,252,795
Tax revenue: 0.11%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	3,105,000	3,272,191
Utilities revenue: 0.19%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,596,469
				12,367,592
See accompanying notes to portfolio of investments

38  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 2.84%
Airport revenue: 0.03%
Wisconsin PFA Airport Series C	5.00%	7-1-2022	$ 905,000	$ 946,594
Education revenue: 0.18%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,015,000	1,047,078
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	640,000	669,244
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	682,957
PFA Wisconsin Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	1,001,640
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	1,475,000	1,541,526
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	305,000	310,219
				5,252,664
GO revenue: 0.86%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,304,008
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	2,031,661
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,134,281
Wisconsin State Series B	5.00	5-1-2031	12,230,000	14,755,855
Wisconsin State Series B	5.00	5-1-2034	5,000,000	5,882,727
				25,108,532
Health revenue: 0.51%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,243,963
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	812,246
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,402,820
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	747,251
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,406,829
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	410,063
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	516,201
Wisconsin HEFA Temps 50 St. Camillus Health System Incorporated	2.25	11-1-2026	4,000,000	3,985,411
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2021	1,370,000	1,373,456
				14,898,240
Industrial development revenue: 0.05%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC)ø	0.08	5-1-2037	1,500,000	1,500,000
Miscellaneous revenue: 0.19%
Monona WI Anticipation Notes Series D	3.63	9-1-2022	1,925,000	1,929,615
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,641,218
				5,570,833
Resource recovery revenue: 0.34%
Wisconsin PFA Series A-2	0.18	10-1-2025	10,000,000	9,999,611
Tax revenue: 0.61%
Wisconsin Center District WI Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2028	260,000	228,937
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  39

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Wisconsin Center District WI Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00%	12-15-2029	$ 390,000	$ 332,692
Wisconsin Center District WI Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2030	550,000	454,658
Wisconsin Center District WI Tax Revenue Capital Appreciation Senior Dedicated Series C (AGM Insured)¤	0.00	12-15-2029	1,050,000	895,709
Wisconsin Center District WI Tax Revenue Capital Appreciation Senior Dedicated Series C (AGM Insured)¤	0.00	12-15-2031	1,350,000	1,073,457
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	14,686,090
				17,671,543
Water & sewer revenue: 0.07%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	341,847
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,747,856
				2,089,703
				83,037,720
Wyoming: 0.46%
Utilities revenue: 0.46%
Wyoming Tender Option Bond Trust Receipts/Floater Certificates Series 2018 -XL0070 (BAM Insured, JPMorgan Chase & Company LIQ)144Aø	0.07	1-1-2025	13,330,000	13,330,000
Total Municipal obligations (Cost $2,758,382,868)				2,856,297,577

		Yield	Shares
Short-term investments: 2.39%
Investment companies: 2.39%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	69,918,603	69,939,578
Total Short-term investments (Cost $69,938,832)				69,939,578
Total investments in securities (Cost $2,848,321,700)	100.84%			2,946,237,155
Other assets and liabilities, net	(0.84)			(24,507,165)
Total net assets	100.00%			$2,921,729,990

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

40  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)
Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$22,727,227	$820,512,521	$(773,303,858)	$5,612	$(1,924)	$69,939,578	2.39%	69,918,603	$6,765
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  41

Notes to portfolio of investments—March 31, 2021 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$20,000,000	$0	$20,000,000
Municipal obligations	0	2,856,297,577	0	2,856,297,577
Short-term investments
Investment companies	69,939,578	0	0	69,939,578
Total assets	$69,939,578	$2,876,297,577	$0	$2,946,237,155
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

42  |  Wells Fargo Strategic Municipal Bond Fund